Derivative Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares
Statements [Line Items]
Realized foreign currency translation gain (loss)	$ 288		$ (7,834)
Current derivative assets	1,299	$ 1,299
Collars [Member]
Statements [Line Items]
Realized foreign currency translation gain (loss)	(1,200)
Collars [Member] | At fair value [member]
Statements [Line Items]
Unrealized foreign currency translation gain (loss)	1,600
Fair value of derivative assets	1,600	1,600
Current derivative assets	1,300	1,300
Other assets	$ 300	$ 300
Traded warrants [Member] | At fair value [member]
Statements [Line Items]
Market price of traded warrants | $ / shares		$ 0.42		$ 0.17